Filed pursuant to Rule 497(e)

File Nos. 033-16439 and 811-05159

RS INVESTMENT TRUST

Amended and Restated Supplement to Prospectus (Class A, C, K shares) Dated May 1, 2012, and

Amended and Restated Supplement to Prospectus (Class Y shares) Dated May 1, 2012

RS Global Natural Resources Fund

Effective March 15, 2013, the following is added to the section titled “Purchase and Sale of Fund Shares”:

The Fund is currently offered only to certain investors.

For additional information, see “How to Purchase Shares -- Other Information About Purchasing Shares” below.

RS Capital Appreciation Fund

Effective December 3, 2012, the members of the investment team responsible for the day-to-day management of RS Capital Appreciation Fund are Stephen J. Bishop, Melissa Chadwick-Dunn, and D. Scott Tracy, CFA.

RS Investments recommended, and the Board of Trustees of RS Investment Trust approved, the reorganization of RS Capital Appreciation Fund into RS Growth Fund. The reorganization currently is expected to occur on or about March 22, 2013. Effective December 12, 2012, RS Capital Appreciation Fund is no longer available for purchase, except for sales to certain intermediaries.

RS Emerging Markets Fund

Effective March 1, 2013, the sub-sections titled “Principal Investment Strategies” and “Principal Risks” under the section titled “Investments, Risks, and Performance,” and the section titled “Management of the Fund” are amended and restated in their entirety as follows:

Investments, Risks, and Performance

Principal Investment Strategies

The Fund normally invests at least 80% of its net assets in securities of emerging market companies, which may include common stocks, preferred stocks, or other securities convertible into common stock. The Fund defines an emerging market country as one whose economy or markets are considered by the International Finance Corporation and the World Bank to be emerging or developing, as well as any country classified by the United Nations as developing. The Fund defines an emerging market company as one that is organized under the laws of, or has its principal office in, an emerging market country; derives 50% or more of its revenue from goods produced, services performed, or sales made in emerging market countries; or for which the principal securities market is located in an emerging market country.

The Fund’s investment team employs both fundamental analysis and quantitative screening in seeking to identify companies that the investment team believes can sustain above-average earnings growth. Valuation is an integral part of the process. Fundamental, bottom-up research focuses on companies that rank highly within the investment team’s quantitative screen, with particular emphasis placed on a company’s earnings growth, business strategy, value creation, competitive position, management quality, market position, and political and economic backdrop. The investment team monitors market and sovereign risk as part of the overall investment process.

The Fund also may invest in foreign issuers through American Depositary Receipts (ADRs), European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs), or similar investment vehicles.

Principal Risks

You may lose money by investing in the Fund. The Fund may not achieve its investment objective. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are as follows.

Equity Securities Risk

The value of a company’s stock may decline in response to factors affecting that particular company or stock markets generally.

Foreign Securities Risk

Foreign securities are subject to political, regulatory, and economic risks not present in domestic investments. In addition, when the Fund buys securities denominated in a foreign currency, there are special risks such as changes in currency exchange rates and the risk that a foreign government could regulate foreign exchange transactions. In addition, to the extent that investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund.

Currency Risk

Investments in foreign securities are often denominated and traded in foreign currencies. The value of the Fund’s assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, and restrictions or prohibitions on the repatriation of foreign currencies. To attempt to protect against changes in currency exchange rates, the Fund may, but will not necessarily, engage in forward foreign-currency exchange transactions. The use of foreign exchange transactions to reduce foreign-currency exposure can eliminate some or all of the benefit of an increase in the value of a foreign currency versus the U.S. dollar.

Emerging Market Risk

Risks of investing in emerging markets include greater political and economic instability, greater volatility in currency exchange rates, less developed securities markets, possible trade barriers, currency transfer restrictions, a more limited number of potential buyers, an emerging market country’s dependence on revenue from particular commodities or international aid, less governmental supervision and regulation, unavailability of currency hedging techniques, differences in auditing and financial reporting standards, and less developed legal systems.

Small Companies Risk

Small companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss.

Investment Style Risk

A mutual fund investing principally in growth style stocks may at times underperform other mutual funds that invest more broadly or that have different investment styles.

Liquidity Risk

Lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price. In addition, the Fund, by itself or together with other accounts managed by RS Investments, may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price.

Cash Position Risk

To the extent that the Fund holds assets in cash and cash equivalents and not in the investments previously described, the ability of the Fund to meet its objective may be limited.

Portfolio Turnover Risk

Frequent purchases and sales of portfolio securities may result in higher Fund expenses and may result in more significant distributions of short-term capital gains to investors, which are taxed as ordinary income.

Overweighting Risk

Overweighting investments in an industry or group of industries relative to the Fund’s benchmark increases the risk that the Fund will underperform its benchmark because a general decline in the prices of stocks in that industry or group of industries will affect the Fund to a greater extent than its benchmark.

Underweighting Risk

If the Fund underweights its investment in an industry or group of industries relative to the Fund’s benchmark, the Fund will participate in any general increase in the value of companies in that industry or group of industries to a lesser extent than the Fund’s benchmark.

Management of the Fund

Investment Adviser

RS Investment Management Co. LLC

Investment Team

Michael Reynal has been the portfolio manager of the Fund since March 2013.

In addition, the first paragraph in the section titled “Purchase and Sale of Fund Shares” is removed.

In anticipation of the change in investment teams on March 1, 2013, it is likely that the Fund will sell a number of portfolio securities it might otherwise have continued to hold, resulting in brokerage and other costs, and the possible realization of capital gains or losses.

RS Greater China Fund

Effective March 1, 2013, the sub-sections titled “Principal Investment Strategies” and “Principal Risks” under the section titled “Investments, Risks, and Performance,” and the section titled “Management of the Fund” are amended and restated in their entirety as follows:

Investments, Risks, and Performance

Principal Investment Strategies

The Fund normally invests at least 80% of the value of its net assets in common stocks, preferred stocks, and other securities convertible into common or preferred stock of Greater China companies. The Fund currently defines a “Greater China company” as (i) a company that has securities that are traded primarily on any stock exchange in China, Hong Kong, or Taiwan; (ii) a company that the Fund’s investment team considers to derive 50% or more of its revenues or profits from goods produced, services performed, or sales made in China, Hong Kong, or Taiwan; (iii) a company that is organized under the laws of, or has its principal office in, China, Hong Kong, or Taiwan; or (iv) a company that the Fund’s investment team determines has a majority of its physical assets located in China, Hong Kong, or Taiwan. Because the Fund focuses its investments in Greater China companies, the values of its shares will be more greatly affected by economic, financial, political, and other factors affecting China, Hong Kong, and Taiwan than mutual funds that invest more broadly. The Fund may invest in companies of any size.

The Fund’s investment team employs both fundamental analysis and quantitative screening in seeking to identify companies that the investment team believes can sustain above-average earnings growth. Valuation is an integral part of the process. Fundamental, bottom-up research focuses on companies that rank highly within the investment team’s quantitative screen, with particular emphasis placed on a company’s earnings growth, business strategy, value creation, competitive position, management quality, market position, and political and economic backdrop. The investment team monitors market and sovereign risk as part of the overall investment process.

The Fund will not typically seek to hedge its foreign currency exposure (arising from investments denominated in foreign currencies) relative to the U.S. dollar, although the Fund may engage in foreign currency exchange contracts to take advantage of changes in currency exchange rates anticipated by the Fund’s investment team.

The Fund also may invest in foreign issuers through American Depositary Receipts (ADRs), European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs), or similar investment vehicles.

Principal Risks

You may lose money by investing in the Fund. The Fund may not achieve its investment objective. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are as follows.

Equity Securities Risk

The value of a company’s stock may decline in response to factors affecting that particular company or stock markets generally.

Foreign Securities Risk

Foreign securities are subject to political, regulatory, and economic risks not present in domestic investments. In addition, when the Fund buys securities denominated in a foreign currency, there are special risks such as changes in currency exchange rates and the risk that a foreign government could regulate foreign exchange transactions. In addition, to the extent that investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund.

Greater China Risk

Investments in the Greater China region are subject to special risks, such as less developed or less efficient trading markets, currency fluctuations or blockage, nationalization of assets, limits on repatriation, and the effects of governmental control of markets. The Chinese economy and financial markets have experienced high levels of growth in recent years; any actual or perceived reduction or curtailment in those levels of growth in the future would likely have a substantial adverse impact on the values of Greater China companies. Investments in securities of Chinese companies are subject to China’s heavy dependence on exports. A small number of companies and industries represent a relatively large portion of the Greater China market as a whole. Monsoons and other natural disasters may cause substantial adverse economic effects.

Currency Risk

Investments in foreign securities are often denominated and traded in foreign currencies. The value of the Fund’s assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, and restrictions or prohibitions on the repatriation of foreign currencies.

Emerging Market Risk

Risks of investing in emerging markets include greater political and economic instability, greater volatility in currency exchange rates, less developed securities markets, possible trade barriers, currency transfer restrictions, a more limited number of potential buyers, an emerging market country’s dependence on revenue from particular commodities or international aid, less governmental supervision and regulation, unavailability of currency hedging techniques, differences in auditing and financial reporting standards, and less developed legal systems.

Focused Investment Risk

Focusing investments in a particular market or economic sector (which may include issuers in a number of different industries) increases the risk of loss because the stocks of many or all of the companies in the market or sector may decline in value due to developments adversely affecting the market or sector. In addition, investors may buy or sell substantial amounts of the Fund’s shares in response to factors affecting or expected to affect the particular market or sector, resulting in extreme inflows and outflows of cash into and out of the Fund. Such inflows or outflows might affect management of the Fund adversely to the extent they were to cause the Fund’s cash position or cash requirements to exceed normal levels.

Small Companies Risk

Small companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss.

Investment Style Risk

A mutual fund investing principally in growth style stocks may at times underperform other mutual funds that invest more broadly or that have different investment styles.

Liquidity Risk

Lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price. In addition, the Fund, by itself or together with other accounts managed by RS Investments, may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price.

Cash Position Risk

To the extent that the Fund holds assets in cash and cash equivalents and not in the investments previously described, the ability of the Fund to meet its objective may be limited.

Portfolio Turnover Risk

Frequent purchases and sales of portfolio securities may result in higher Fund expenses and may result in more significant distributions of short-term capital gains to investors, which are taxed as ordinary income.

Overweighting Risk

Overweighting investments in an industry or group of industries relative to the Fund’s benchmark increases the risk that the Fund will underperform its benchmark because a general decline in the prices of stocks in that industry or group of industries will affect the Fund to a greater extent than its benchmark.

Underweighting Risk

If the Fund underweights its investment in an industry or group of industries relative to the Fund’s benchmark, the Fund will participate in any general increase in the value of companies in that industry or group of industries to a lesser extent than the Fund’s benchmark.

Management of the Fund

Investment Adviser

RS Investment Management Co. LLC

Investment Team

Michael Reynal has been the portfolio manager of the Fund since March 2013.

In anticipation of the change in investment teams on March 1, 2013, it is likely that the Fund will sell a number of portfolio securities it might otherwise have continued to hold, resulting in brokerage and other costs, and the possible realization of capital gains or losses.

RS Greater China Fund -- Important Notice Regarding Change in Investment Policy, Effective May 1, 2013

Effective May 1, 2013, the name of RS Greater China Fund will be changed to “RS China Fund.” In connection with the name change, the Fund will no longer have an investment policy of normally investing at least 80% of the value of its net assets in common stocks, preferred stocks, and other securities convertible into common or preferred stock of Greater China companies. Rather, the Fund is adopting a policy of normally investing at least 80% of the value of its net assets in common stocks, preferred stocks, and other securities convertible into common or preferred stock of Chinese companies.

Effective May 1, 2013, under the section titled “Investments, Risks, and Performance -- Principal Investment Strategies,” the first paragraph is amended and restated in its entirety as follows:

The Fund normally invests at least 80% of the value of its net assets in common stocks, preferred stocks, and other securities convertible into common or preferred stock of Chinese companies. The Fund currently defines a “Chinese company” as (i) a company that has securities that are traded primarily on any stock exchange in China or Hong Kong; (ii) a company that the Fund’s investment team considers to derive 50% or more of its revenues or profits from goods produced, services performed, or sales made in China or Hong Kong; (iii) a company that is organized under the laws of, or has its principal office in, China or Hong Kong; or (iv) a company that the Fund’s investment team determines has a majority of its physical assets located in China or Hong Kong. Because the Fund focuses its investments in Chinese companies, the values of its shares will be more greatly affected by economic, financial, political, and other factors affecting China or Hong Kong than mutual funds that invest more broadly. The Fund may invest in companies of any size.

In addition, under the section titled “Investments, Risks, and Performance -- Principal Risks,” “Greater China Risk” is amended and restated in its entirety as follows:

China Risk

Investments in the China region are subject to special risks, such as less developed or less efficient trading markets, currency fluctuations or blockage, nationalization of assets, limits on repatriation, and the effects of governmental control of markets. The Chinese economy and financial markets have experienced high levels of growth in recent years; any actual or perceived reduction or curtailment in those levels of growth in the future would likely have a substantial adverse impact on the values of Chinese companies. Investments in securities of Chinese companies are subject to China’s heavy dependence on exports. A small number of companies and industries represent a relatively large portion of the Chinese market as a whole. Monsoons and other natural disasters may cause substantial adverse economic effects.

Also, the Fund’s benchmark will change from the “MSCI Golden Dragon Index” to the “MSCI China Index.” The MSCI China Index is a free float-adjusted market capitalization-weighted index of Chinese equities that includes China-affiliated corporations and H shares listed on the Hong Kong Exchange, and B shares listed on the Shanghai and Shenzhen exchanges.

RS International Growth Fund and RS Global Growth Fund

An internal team of investment professionals at RS Investments expects to assume the day-to-day management of RS International Growth Fund and RS Global Growth Fund by July 1, 2013.

RS Strategic Income Fund

Effective July 1, 2012, the section of the Prospectuses for RS Strategic Income Fund entitled “Investment Team” was restated to read in its entirety as follows:

Leslie Barbi, Kevin Booth, CFA, Howard W. Chin, Robert J. Crimmins Jr., and Marc Gross have each been a member of the investment team of the Fund since its inception. David J. Marmon has been a member of the investment team of the Fund since July 1, 2012.

Effective July 1, 2012, Jonathan Jankus is no longer a portfolio manager of RS Strategic Income Fund and references to Mr. Jankus in the Prospectuses solely with respect to RS Strategic Income Fund are removed.

RS Money Market Fund

The Board of Trustees of RS Investment Trust has approved the liquidation of RS Money Market Fund (the “Fund”). Effective February 15, 2013, shares of the Fund are no longer offered, except for sales to existing shareholders and certain intermediaries.

It is expected that the Fund will cease operations on or around May 17, 2013, and that the Fund will make a liquidating distribution in cash on or shortly thereafter. A shareholder of record at the time of the liquidation will receive a liquidating distribution of cash equal to the shareholders’ pro rata portion of the Fund’s net assets.

Prior to the liquidation, shareholders may redeem shares of the Fund and may exchange shares of the Fund for shares of the same class in other RS Funds. Effective February 15, 2013, contingent deferred sales loads (“CDSL”) that would normally apply upon redemptions of the Fund’s shares will be waived. Effectively February 15, 2013, if a shareholder exchanges shares of the Fund for shares of another RS Fund and then redeems the shares of the other RS Fund before the liquidation of the Fund, no CDSL will be incurred on that redemption.

RS S&P 500 Index Fund

The Board of Trustees of RS Investment Trust has approved the liquidation of RS S&P 500 Index Fund. Effective December 3, 2012, shares of the Fund are no longer offered, except for sales to certain intermediaries.

It is expected that the Fund will cease operations on or around March 8, 2013, and that the Fund will make a liquidating distribution in cash on or shortly thereafter. A shareholder of record at the time of the liquidation will receive a liquidating distribution of cash equal to the shareholders’ pro rata portion of the Fund’s net assets.

Prior to the liquidation, shareholders may redeem shares of the Fund and may exchange shares of the Fund for shares of the same class in other RS Funds. Effective December 3, 2012, contingent deferred sales loads (“CDSL”) that would normally apply upon redemptions of the Fund’s shares will be waived. If a shareholder exchanges shares of the Fund on or after December 3, 2012 for shares of another RS Fund and then redeems the shares of the other RS Fund before the liquidation of the Fund, no CDSL will be incurred on that redemption.

Investment Team Biographical Information

Effective July 1, 2012, the following information was added to the section of the Prospectuses titled “Investment Team Biographical Information”:

David J. Marmon

David has been a member of the investment team of RS Strategic Income Fund since 2012. David is a Managing Director for Guardian Life and Head of Global Fixed Income Portfolio Management. He has over 20 years experience in fixed income portfolio management with leadership positions in corporate credit, mortgage-backed securities as well as global developed and emerging markets. Prior to joining Guardian Life, David served as Head of Global Portfolios and US Core Portfolio Management at Fischer Francis Trees & Watts and held analyst and research positions at Chase, First Boston, and Yamaichi International in futures and options. David holds a B.A. in economics from Alma College, and an M.A. in economics from Duke University.

Effective March 1, 2013, the following is added to the section of the Prospectuses titled “Investment Team Biographical Information”:

Michael Reynal

Michael Reynal has been the portfolio manager of the RS Emerging Markets Fund and RS Greater China Fund since March 2013. He is supported by the emerging markets team at RS Investments. Michael joined RS Investments in 2012. Previously, Michael was a portfolio manager for Principal Global Investors where he led the emerging markets team, encompassing markets in Asia, Latin America, Eastern Europe, the Middle East and Africa. He also oversaw both diversified emerging markets portfolios and specialized regional Asian equity strategies. Prior to joining Principal in 2001, Michael was responsible for equity investments in Latin America, the Mediterranean and the Balkans while at Wafra Investment Advisory Group Inc. in New York. Michael also spent four years with Paribas Capital Markets in New York in international equities and three years with Barclays de Zoete Wedd in London focusing on Latin American equities. He received a B.A. in history from Middlebury College, an M.A. in history from Christ’s College at the University of Cambridge, and an MBA from the Amos Tuck School at Dartmouth College.

How to Purchase Shares – Other Information About Purchasing Shares

Effective March 1, 2013, the first paragraph in the “Other Information About Purchasing Shares” section of the Prospectuses will be amended and restated in its entirety as follows:

RS Partners Fund is currently offered (by purchase or exchange) only to investors purchasing shares through certain financial intermediaries and retirement plans. Notwithstanding the foregoing, institutional investors with account(s) in excess of $10 million managed by RS Investments or its affiliates on a private-advisory-account basis and/or invested in one of more pooled vehicles managed by RS Investments or its affiliates may also invest in RS Partners Fund at RS Investments’ sole discretion. Effective March 15, 2013, RS Global Natural Resources Fund will be offered (by purchase or exchange) only to existing shareholders and investors purchasing shares through certain financial intermediaries and retirement plans. RS Small Cap Equity Fund is currently offered (by purchase or exchange) only to existing shareholders. In addition, RS Partners Fund, RS Global Natural Resources Fund, and RS Small Cap Equity Fund are offered to employees of RS Investments and its affiliates and their family members and to current and former Trustees of the Trust and their family members. The Trust or RS Investments may at its discretion impose additional limitations on the sale of shares of RS Partners Fund, RS Global Natural Resources Fund, RS Small Cap Equity Fund or any other Fund at any time and may waive or eliminate any limitation at any time without notice. Contact RS Investments for more information.

February 26, 2013